Redeemable Noncontrolling Interests	9 Months Ended
Sep. 30, 2022
Temporary Equity Disclosure [Abstract]
REDEEMABLE NONCONTROLLING INTERESTS

11. REDEEMABLE NONCONTROLLING INTERESTS

In 2021, Dreamagic, one of the Group’s VIE’s subsidiary completed several rounds of preferred shares financing from third-party preferred shareholders. As the preferred shares could be redeemed by such shareholders upon the occurrence of certain events that are not solely within the control of the Group, these preferred shares are accounted for as redeemable noncontrolling interests. As of September 30, 2022, the amount of redeemable noncontrolling interests was nil due to the deconsolidation of the subsidiary (Note 4).

The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	For the nine months ended September 30,
	2021	2022	2022
	RMB	RMB	US$

Balance as of January 1	108,629	397,385	55,863
Issuance of subsidiary shares	253,420	—	—
Accretion of redeemable noncontrolling interests	12,306	—	—
Deconsolidation of subsidiaries	—	(397,385)	(55,863)
Balance as of September 30	374,355	—	—